Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ 59,600	¥ 63,779
Other assets	33,341	38,971
Total intangible and other non-current assets	92,941	102,750
Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	1,856	2,018
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	2,889	2,824
Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	41,934	46,097
Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	12,921	12,840
Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	83,885	82,082
Cost [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	7,476	7,237
Cost [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	10,638	9,614
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	45,643	46,097
Cost [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	20,128	19,134
Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(24,285)	(18,303)
Accumulated amortisation [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(5,620)	(5,219)
Accumulated amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(7,749)	(6,790)
Accumulated amortisation [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(3,709)
Accumulated amortisation [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ (7,207)	¥ (6,294)